TRANSAMERICA PARTNERS FUNDS GROUP

and

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

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Transamerica Partners Balanced

Transamerica Partners Institutional Balanced

The following replaces the current information in the Prospectuses and Summary Prospectuses for each of Transamerica Partners Balanced and Transamerica Partners Institutional Balanced (the “funds”) relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the funds’ investment adviser. Information relating to the other sub-adviser to the funds, J.P. Morgan Investment Management, Inc., has not changed.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Brian W. Westhoff, CFA, Portfolio Manager since 2014
Doug Weih, CFA, Portfolio Manager since 2014
Matthew Q. Buchanan, CFA, Portfolio Manager since 2015
Bradley D. Doyle, Portfolio Manager since 2015
Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectuses relating to the funds under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Transamerica Partners Core Bond

Transamerica Partners Institutional Core Bond

The following replaces the current information in the Prospectuses and Summary Prospectuses for each of Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond (the “funds”) relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the funds’ investment adviser.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC

Brian W. Westhoff, CFA, Portfolio Manager since 2014

Doug Weih, CFA, Portfolio Manager since 2014

Matthew Q. Buchanan, CFA, Portfolio Manager since 2015

Bradley D. Doyle, Portfolio Manager since 2015

Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectuses relating to the funds under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Investors Should Retain this Supplement for Future Reference

October 1, 2015